AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Audits of group pension schemes [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
	£ 0.1	£ 0.1	£ 0.3
Audits of the unconsolidated Open Ended Investment Companies managed by the Group [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
	0.1	0.3	0.4
Reviews of the financial position of corporate and other borrowers [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
	£ 0.4	0.2
Acquisition due diligence and other work performed in respect of potential venture capital investments [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
		£ 0.1	£ 1.0